REVENUE RECOGNITION (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE RECOGNITION [Abstract]
Disaggregation of Revenue
The following table represents our revenues disaggregated by type (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue
Brand revenue	$248	$152	$438	$284
Retail revenue	6,336	5,652	12,510	10,729
Total Revenue	$6,584	$5,804	$12,948	$11,013
Revenue by geographical region consist of the following (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Retail revenue
United States	$6,159	$5,652	$12,112	$10,718
Canada	177	—	398	11
Brand revenue
United States	248	152	438	284
	$6,584	$5,804	$12,948	$11,013

The following table represents our revenues disaggregated by type (in thousands):
	December 31
	2021	2020
Revenue
Brand revenue	$654	$241
Retail revenue	23,370	14,942
Total Revenue	$24,024	$15,183
Revenue by geographical region consist of the following (in thousands):
	December 31
	2021	2020
Retail revenue
United States	$23,180	$14,942
Canada	190	—
Brand revenue
United States	654	241
	$24,024	$15,183

Contract Asset and Contract Liability
Contract assets consisted of the following as of (in thousands):
	June 30, 2022	December 31, 2021
Contract assets consisted of the following as of:
Deferred sales commissions	$324	$364
Contract liabilities consisted of the following as of (in thousands):

	June 30, 2022	December 31, 2021
Contract liabilities consisted of the following as of:
Deferred revenue retail	$256	$231
Deferred set-up revenues	91	101
Deferred brands	80	118
Contract liabilities	$427	$450
The movement in the contract liabilities during the six months ended June 30, 2022 and the year ended December 31, 2021, comprised the following (in thousands):

	June 30, 2022	December 31, 2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$450	$560
Amounts invoiced during the period	8,988	13,512
Less revenue recognized during the period	(9,011)	(13,622)
Contract liabilities at end of the period	$427	$450

Contract assets consisted of the following as of:
	December 31
	2021	2020
Deferred sales commissions	$364	$266
Contract liabilities consisted of the following as of:
	December 31
	2021	2020
Deferred revenue retail	$231	$468
Deferred set-up revenues	101	92
Deferred brands	118	—
Contract liabilities	$450	$560

Movement in the Contract Liabilities
The movement in the contract liabilities during each year comprised the following:
	December 31
	2021	2020
Contract liabilities at start of the year	$560	$323
Amounts invoiced during the year	13,512	8,970
Less revenue recognized during the year	(13,622)	(8,733)
Contract liabilities at end of the year	$450	$560